Capital - Additional Information (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of changes in the share capital
Total shareholders’ equity	€ 28,796,000	€ 57,863,000	€ 51,901,000	€ 54,151,000
Exercise and subscription of equity instruments	€ 93,000	348,000
Number of own shares (in shares)	18,575		18,575
BSAAR 2012
Disclosure of changes in the share capital
Number of equity instruments converted in ordinary shares (in shares)	38,100
Share issued, price per share (in EUR per share)	€ 2.45
Company saving plan
Disclosure of changes in the share capital
Exercise and subscription of equity instruments (in shares)	106,844
Company saving plan, employer top-up
Disclosure of changes in the share capital
Exercise and subscription of equity instruments (in shares)	68,744
Ordinary Shares
Disclosure of changes in the share capital
Number of shares outstanding (in shares)	80,967,407
Par value per share (in EUR per share)	€ 0.05
The 2016 free preferred shares
Disclosure of changes in the share capital
Par value per share (in EUR per share)	€ 0.05
Total number of shares issued (in shares)	6,509
The 2017 free preferred shares
Disclosure of changes in the share capital
Par value per share (in EUR per share)	€ 0.05
Total number of shares issued (in shares)	7,581
Share capital
Disclosure of changes in the share capital
Total shareholders’ equity	€ 4,049,075	4,027,000	€ 4,044,000	€ 4,011,000
Exercise and subscription of equity instruments	€ 5,342	€ 15,000
Share capital | Ordinary Shares
Disclosure of changes in the share capital
Total number of shares issued (in shares)	80,967,407	80,516,622	80,860,563	80,212,069
Exercise and subscription of equity instruments (in shares)	106,844	304,553
Share premium
Disclosure of changes in the share capital
Total shareholders’ equity	€ 386,049,000	€ 381,371,000	€ 384,255,000	€ 379,637,000
Exercise and subscription of equity instruments	€ 88,003	€ 333,000